Organization and Principal Activities	6 Months Ended
Jun. 30, 2023
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Glory Star New Media Group Limited (“Glory Star” or the “Company”) is an exempted company incorporated on November 30, 2018, under the laws of the Cayman Islands. Glory Star, through its subsidiaries, the VIE and the VIE’s subsidiaries, provides advertisement and content production services and operate a leading mobile and online advertising, media and entertainment business in China.

As of June 30, 2023, the Company’s subsidiaries, the VIEs and the VIE’s subsidiaries were as the following:

	Date of incorporation	Place of incorporation	Percentage of legal/beneficial ownership by the Company	Principal activities
Subsidiaries:
Glory Star New Media Group HK Limited (“Glory Star HK”)	December 18, 2018	Hong Kong	100%	Holding
Glory Star New Media (Beijing) Technology Co., Ltd. (“WFOE”)	March 13, 2019	PRC	100%	Holding
VIEs:
Xing Cui Can International Media (Beijing) Co., Ltd. (“Xing Cui Can”)	September 7, 2016	PRC	100%	Holding
Horgos Glory Star Media Co., Ltd. (“Horgos”)	November 1, 2016	PRC	100%	Holding and Operating
VIEs’ subsidiaries
Glory Star Media (Beijing) Co., Ltd. (“Glory Star Beijing”)	December 9, 2016	PRC	100%	Holding and Operating
Leshare Star (Beijing) Technology Co., Ltd. (“Beijing Leshare”)	March 28, 2016	PRC	100%	Holding and Operating
Shenzhen Leshare Investment Co., Ltd. (“Shenzhen Leshare”)	June 27, 2018	PRC	100%	Holding and Operating
Horgos Glary Prosperity Culture Co., Ltd. (“Glary Prosperity”)	December 14, 2017	PRC	51%	Holding and Operating
Horgos Glary Prosperity Culture Co., Ltd, Beijing Branch (“Glary Prosperity BJ”)	May 8, 2018	PRC	51%	Holding and Operating
Glory Star (Horgos) Media Technology Co., Ltd (“Horgos Technology”)	September 20, 20220	PRC	100%	Holding and Operating